Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: September 10, 2025

Payment Date	9/15/2025
Collection Period Start	8/1/2025
Collection Period End	8/31/2025
Interest Period Start	8/15/2025
Interest Period End	9/14/2025

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$187,071,409.09	$26,627,317.10	$160,444,091.99	0.253948	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$404,181,409.09	$26,627,317.10	$377,554,091.99

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$437,673,328.27	$408,868,313.47	0.197840
YSOC Amount	$28,744,134.89	$26,566,437.19
Adjusted Pool Balance	$408,929,193.38	$382,301,876.28
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.99270%	ACT/360	$—
Class A-3 Notes	$187,071,409.09	3.66000%	30/360	$570,567.80
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$404,181,409.09			$1,289,956.05

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$437,673,328.27	$408,868,313.47
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$408,929,193.38	$382,301,876.28
Number of Receivables Outstanding	46,106	44,804
Weighted Average Contract Rate	3.58%	3.58%
Weighted Average Remaining Term (months)	25.2	24.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,312,633.03
Principal Collections	$28,415,475.44
Liquidation Proceeds	$237,082.86
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$29,965,191.33
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$29,965,191.33

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$364,727.77	$364,727.77	$—	$—	$29,600,463.56
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,600,463.56
Interest - Class A-2a Notes	$—	$—	$—	$—	$29,600,463.56
Interest - Class A-2b Notes	$—	$—	$—	$—	$29,600,463.56
Interest - Class A-3 Notes	$570,567.80	$570,567.80	$—	$—	$29,029,895.76
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$28,537,557.51
First Allocation of Principal	$—	$—	$—	$—	$28,537,557.51
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$28,469,949.18
Second Allocation of Principal	$—	$—	$—	$—	$28,469,949.18
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$28,396,007.51
Third Allocation of Principal	$2,879,532.81	$2,879,532.81	$—	$—	$25,516,474.70
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,430,974.70
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$6,430,974.70
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,430,974.70
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$1,683,190.41
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,683,190.41
Remaining Funds to Certificates	$1,683,190.41	$1,683,190.41	$—	$—	$—
Total	$29,965,191.33	$29,965,191.33	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$28,744,134.89
Increase/(Decrease)	$(2,177,697.70)
Ending YSOC Amount	$26,566,437.19

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$408,929,193.38	$382,301,876.28
Note Balance	$404,181,409.09	$377,554,091.99
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.10%	37	$389,539.36
Liquidation Proceeds of Defaulted Receivables[2]	0.06%	247	$237,082.86
Monthly Net Losses (Liquidation Proceeds)			$152,456.50
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.03%
Current Collection Period			0.43%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$6,136,308.41
Cumulative Net Loss Ratio			0.30%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.57%	182	$2,347,598.34
60-89 Days Delinquent	0.19%	61	$794,637.21
90-119 Days Delinquent	0.05%	14	$215,507.36
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.82%	257	$3,357,742.91

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		18	$301,662.02
Total Repossessed Inventory		28	$506,659.12

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		75	$1,010,144.57
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.29%
Second Preceding Collection Period			0.30%
Preceding Collection Period			0.27%
Current Collection Period			0.25%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.71	0.17%	49	0.11%